Financial risk - Non-performing loans and credit commitments (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial risk
Loans and credit commitments	$ 9,138	$ 5,496	$ 4,575	$ 4,110	$ 4,128
Gross amount
Financial risk
Loans and credit commitments	11,311	6,851	5,433	5,000	5,340
Provision
Financial risk
Loans and credit commitments	(2,173)	(1,355)	(858)	(890)	(1,212)
Impaired exposures
Financial risk
Loans and credit commitments	1,627	971	763	828	1,092
Impaired exposures | Gross amount
Financial risk
Loans and credit commitments	2,779	1,763	1,416	1,542	2,159
Impaired exposures | Provision
Financial risk
Loans and credit commitments	(1,152)	(792)	(653)	(714)	(1,067)
Impaired exposures | Australia | Housing and business loans
Financial risk
Loans and credit commitments	1,155	724	460	515	820
Impaired exposures | Australia | Housing and business loans | Gross amount
Financial risk
Loans and credit commitments	1,845	1,215	882	975	1,589
Impaired exposures | Australia | Housing and business loans | Provision
Financial risk
Loans and credit commitments	(690)	(491)	(422)	(460)	(769)
Impaired exposures | Australia | Personal loans greater than 90 days past due
Financial risk
Loans and credit commitments	164	151	179	175	108
Impaired exposures | Australia | Personal loans greater than 90 days past due | Gross amount
Financial risk
Loans and credit commitments	370	384	358	362	267
Impaired exposures | Australia | Personal loans greater than 90 days past due | Provision
Financial risk
Loans and credit commitments	(206)	(233)	(179)	(187)	(159)
Impaired exposures | Australia | Restructured loans
Financial risk
Loans and credit commitments	12	10	8	5	2
Impaired exposures | Australia | Restructured loans | Gross amount
Financial risk
Loans and credit commitments	16	16	9	12	13
Impaired exposures | Australia | Restructured loans | Provision
Financial risk
Loans and credit commitments	(4)	(6)	(1)	(7)	(11)
Impaired exposures | New Zealand | Housing and business loans
Financial risk
Loans and credit commitments	87	36	94	111	123
Impaired exposures | New Zealand | Housing and business loans | Gross amount
Financial risk
Loans and credit commitments	157	62	124	152	218
Impaired exposures | New Zealand | Housing and business loans | Provision
Financial risk
Loans and credit commitments	(70)	(26)	(30)	(41)	(95)
Impaired exposures | New Zealand | Personal loans greater than 90 days past due
Financial risk
Loans and credit commitments	10	5	3	3	3
Impaired exposures | New Zealand | Personal loans greater than 90 days past due | Gross amount
Financial risk
Loans and credit commitments	36	20	12	11	10
Impaired exposures | New Zealand | Personal loans greater than 90 days past due | Provision
Financial risk
Loans and credit commitments	(26)	(15)	(9)	(8)	(7)
Impaired exposures | New Zealand | Restructured loans
Financial risk
Loans and credit commitments		9	10	10	12
Impaired exposures | New Zealand | Restructured loans | Gross amount
Financial risk
Loans and credit commitments		12	14	15	16
Impaired exposures | New Zealand | Restructured loans | Provision
Financial risk
Loans and credit commitments		(3)	(4)	(5)	(4)
Impaired exposures | Other overseas | Housing and business loans
Financial risk
Loans and credit commitments	199	33	7	9	23
Impaired exposures | Other overseas | Housing and business loans | Gross amount
Financial risk
Loans and credit commitments	355	50	13	15	44
Impaired exposures | Other overseas | Housing and business loans | Provision
Financial risk
Loans and credit commitments	(156)	(17)	(6)	(6)	(21)
Impaired exposures | Other overseas | Personal loans greater than 90 days past due
Financial risk
Loans and credit commitments		1
Impaired exposures | Other overseas | Personal loans greater than 90 days past due | Gross amount
Financial risk
Loans and credit commitments		1	1
Impaired exposures | Other overseas | Personal loans greater than 90 days past due | Provision
Financial risk
Loans and credit commitments			(1)
Impaired exposures | Other overseas | Restructured loans
Financial risk
Loans and credit commitments		2	2		1
Impaired exposures | Other overseas | Restructured loans | Gross amount
Financial risk
Loans and credit commitments		3	3		2
Impaired exposures | Other overseas | Restructured loans | Provision
Financial risk
Loans and credit commitments		(1)	(1)		(1)
90 days past due, or otherwise in default but not impaired
Financial risk
Loans and credit commitments	7,511	4,525	3,812	3,282	3,036
90 days past due, or otherwise in default but not impaired | Gross amount
Financial risk
Loans and credit commitments	8,532	5,088	4,017	3,458	3,181
90 days past due, or otherwise in default but not impaired | Provision
Financial risk
Loans and credit commitments	(1,021)	(563)	(205)	(176)	(145)
90 days past due, or otherwise in default but not impaired | Australia
Financial risk
Loans and credit commitments	7,035	4,163	3,668	3,157	2,938
90 days past due, or otherwise in default but not impaired | Australia | Gross amount
Financial risk
Loans and credit commitments	7,976	4,684	3,861	3,322	3,075
90 days past due, or otherwise in default but not impaired | Australia | Provision
Financial risk
Loans and credit commitments	(941)	(521)	(193)	(165)	(137)
90 days past due, or otherwise in default but not impaired | New Zealand
Financial risk
Loans and credit commitments	431	307	117	108	82
90 days past due, or otherwise in default but not impaired | New Zealand | Gross amount
Financial risk
Loans and credit commitments	503	340	127	117	89
90 days past due, or otherwise in default but not impaired | New Zealand | Provision
Financial risk
Loans and credit commitments	(72)	(33)	(10)	(9)	(7)
90 days past due, or otherwise in default but not impaired | Other overseas
Financial risk
Loans and credit commitments	45	55	27	17	16
90 days past due, or otherwise in default but not impaired | Other overseas | Gross amount
Financial risk
Loans and credit commitments	53	64	29	19	17
90 days past due, or otherwise in default but not impaired | Other overseas | Provision
Financial risk
Loans and credit commitments	$ (8)	$ (9)	$ (2)	$ (2)	$ (1)